SIGNIFICANT EVENTS	12 Months Ended
Dec. 31, 2018
Significant Events
SIGNIFICANT EVENTS

NOTE 03

 SIGNIFICANT EVENTS

As of December 31, 2018, the following significant events have occurred and affected the Bank`s operations and Consolidated Financial Statements.

a) The Board

During the ordinary session of the Board of Directors of Banco Santander-Chile, held on February 27, 2018, the following matters were agreed:

- On the occasion of the resignation of Mr. Vittorio Corbo Lioi from his position as Director, it was effective during the said session, who was also exercised as Chairman of the Board of Directors, Mr. Claudio Melandri Hinojosa was appointed in his place as Director and Chairman of the Board of Banco Santander-Chile, who will temporarily hold the position of General Manager until February 28, 2018 inclusive, in accordance with the provisions of Article 49 No. 8 of the General Banking Law.

- Mr. Miguel Mata Huerta, has been appointed as Bank's General Manager, as of March 1, 2018, who served as Deputy General Manager, this position was eliminated.

During the ordinary session of the Board of Directors of Banco Santander-Chile, held on March 27, 2018, the following matters were agreed:

- On the occasion of the resignation of the Regular Directors, Mr. Roberto Méndez Torres and Mr. Roberto Zahler Mayanz, made on this date, the Board of Directors has appointed Mrs. Félix de Vicente Mingo and Alfonso Gómez Morales as their principal independent Directors.

- Mr. Orlando Poblete Iturrate has been appointed First Vice President and Oscar Von Chrismar Carvajal as Second Vice President.

- It was agreed to call an Ordinary Meeting of Shareholders for April 24, 2018.

At the Ordinary Shareholders' Meeting of Banco Santander-Chile, held on April 24, 2018, Claudio Melandri Hinojosa was appointed Chairman and the independent directors Alfonso Gómez Morales and José Félix de Vicente Mingo, were appointed as principal directors, previously designated by the Board.

During the ordinary session of the Board of Directors of Banco Santander-Chile, held on July 12, 2018, the following agreements were adopted:

- On the occasion of the resignation of the substitute director Mr. Raimundo Monge Zegers, the board of directors has appointed Mr. Oscar Von Chrismar Carvajal, who was a principal Director.

- Mr. Rodrigo Vergara Montes has been appointed independent director.

- Mr. Rodrigo Vergara Montes have been appointed First Vice President and Second Vice President, Mr. Orlando Poblete Iturrate.

b) Use of Profits and Distribution of Dividends

At the Ordinary Shareholders’ Meeting of Banco Santander-Chile held on April 24, 2018, together with approving the Consolidated Financial Statements corresponding to the year 2017, it was agreed to distribute 75% of the net profits for the year (which are denominated in the financial statements). consolidated “Profit attributable to shareholders of the Bank”), which amounted to $ 564,815 million. These profits correspond to a dividend of $ 2.24791611 for each share. Likewise, it is approved that the remaining 25% of the profits will be used to increase the Bank’s reserves.

c) Appointment of External Auditors

In the Board indicated above, it was agreed to appoint the firm PricewaterhouseCoopers Consultores, Auditores SpA,  as external auditors of the Bank and its subsidiaries for the 2018 fiscal year.

d.1 Senior bonds

During the year ended December 31, 2018 the Bank has issued senior bonds int the amount of AUD 20,000,000, EUR 66,000,000, CHF 115,000,000, JPY 7,000,000,000 and USD 70,000,000 Debt issuance information is included in Note 19.

Series	Currency	Amount	Term (annual)	Issuance rate (annual)	Issuance date	Maturity date
AUD	AUD	20,000,000	5	3.56	05-11-2018	13-11-2023
Total	AUD	20,000,000
CHF	CHF	115,000,000	5	0.44	04-09-2018	21-12-2023
Total	CHF	115,000,000
EUR	EUR	26,000,000	7	1.00	04-05-2018	28-05-2025
EUR	EUR	40,000,000	12	1.78	08-06-2018	15-06-2030
Total	EUR	66,000,000
JPY	JPY	4,000,000,000	10.5	0.65	05-07-2018	13-01-2029
JPY	JPY	3,000,000,000	5	0.56	23-10-2018	23-10-2023
Total	JPY	7,000,000,000
USD	USD	50,000,000	10	3.69	02-10-2018	10-10-2028
USD	USD	20,000,000	2	4.17	05-11-2018	16-11-2020
Total	USD	70,000,000

d.2 Subordinated bonds

As at December 31, 2018 the Bank had not issued subordinated bonds in this financial year.

d.3 Mortgage bonds

As at December 31, 2018 the Bank had not issued mortage bonds in this financial year.

d.4       Repurchase of bonds

The Bank has conducted the following repurchase of bonds as of December 31, 2018:

Date	Series	Amount
04-01-2018	Senior bond	CLP 12,890,000,000
04-01-2018	Senior bond	CLP 4,600,000,000
22-01-2018	Senior bond	UF 24,000
05-04-2018	Senior bond	UF 484,000
06-04-2018	Senior bond	UF 184,000
23-04-2018	Senior bond	UF 216,000
24-04-2018	Senior bond	UF 4,000
25-04-2018	Senior bond	UF 262,000
10-05-2018	Senior bond	UF 800,000
07-06-2018	Senior bond	USD 3,090,000
11-12-2018	Senior bond	USD 250,000,000